Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	EATON VANCE SERIES TRUST II
Central Index Key	0000074663
Amendment Flag	false
Document Creation Date	Oct. 25, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Nov. 01, 2019
Entity Inv Company Type	N-1A
Parametric Tax-Managed Emerging Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	EITEX